Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Derivatives
The summary of actual movements in the fair value of the hedged items attributable to the hedged risk

	2017			2016
	Notional			Notional
	amount	Assets	Liabilities	amount	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts
Spot, forwards and futures	1,900	19,283	19,172	2,271	35,817	33,986
Currency swaps	666	11,163	13,534	821	22,139	25,053
Options purchased	419	8,765	—	670	17,486	—
Options written	440	—	8,975	683	—	18,109

Interest rate contracts
Interest rate swaps	8,058	99,065	91,025	11,523	139,004	127,151
Options purchased	1,162	21,733	—	1,518	31,457	—
Options written	1,032	—	21,021	1,181	—	31,298
Futures and forwards	1,764	147	114	2,403	63	36

Credit derivatives	38	531	558	42	682	557

Equity and commodity contracts	3	156	107	21	333	285
		160,843	154,506		246,981	236,475

The schedule of derivatives held for hedging purposes

	2017		2016
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Fair value hedging
Interest rate contracts	904	2,211	1,365	2,612

Cash flow hedging
Interest rate contracts	1,989	1,295	3,079	1,419
Exchange rate contacts	63	37	259	—

Net investment hedging
Exchange rate contracts	11	28	86	26
	2,967	3,571	4,789	4,057

Summary of hedge ineffectiveness recognized in other operating income

	2017	2016	2015
	£m	£m	£m
Fair value hedging
(Losses)/gains on the hedged items attributable to the hedged risk	(48)	1,146	110
Gains/(losses) on the hedging instruments	78	(1,117)	(39)
Fair value hedging ineffectiveness	30	29	71
Cash flow hedging ineffectiveness	9	(29)	(23)
	39	—	48